Note 6 (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segment Reporting [Abstract]
Total Group assets by operating segments [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments as of December 31, 2023, 2022 and 2021 is as follows:

Total Group assets by operating segments (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Spain	457,624	427,116	413,477
Mexico	173,489	142,557	118,106
Turkey	68,329	66,036	56,245
South America	64,779	61,951	56,124
Rest of Business	64,274	49,952	40,314
Subtotal assets by operating segments	828,495	747,613	684,266
Corporate Center and adjustments	(52,936)	(35,520)	(21,381)
Total assets BBVA Group	775,558	712,092	662,885
(1) Restated balances according to IFRS 17 - Insurance contracts, which had no material impacts as of that date (see Notes 1.3 and 2.3).

Main margins and profit by operating segments [Table Text Block]
The following table sets forth certain summarized information relating to results of each operating segment and Corporate Center for the years ended December 31, 2023, 2022 and 2021:

Main margins and profit by operating segments (Millions of euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (1)
2023
Net interest income	23,089	5,620	11,054	1,869	4,394	539	(386)
Gross income	29,542	7,888	14,267	2,981	4,331	1,103	(1,029)
Operating profit (loss) before tax	12,419	3,947	7,359	1,325	1,206	479	(1,898)
Net attributable profit (loss)	8,019	2,755	5,340	528	613	389	(1,607)
2022 (2)
Net interest income	19,124	3,774	8,378	2,611	4,138	332	(109)
Gross income	24,743	6,112	10,734	3,172	4,265	790	(329)
Operating profit (loss) before tax	10,268	2,610	5,620	1,636	1,434	277	(1,309)
Net attributable profit (loss)	6,358	1,667	4,131	505	738	240	(922)
2021
Net interest income	14,686	3,502	5,836	2,370	2,859	281	(163)
Gross income	21,066	5,925	7,603	3,422	3,162	741	212
Operating profit (loss) before tax	7,247	2,122	3,528	1,953	961	314	(1,632)
Profit (loss) after tax from discontinued operations	280	—	—	—	—	—	280
Net attributable profit (loss)	4,653	1,581	2,568	740	491	254	(980)
(1) Adjustments include: (I) the impact of the purchase of offices in Spain in 2022 in the transaction with Merlin Properties (see Note 17); and (II) the costs associated with the collective layoff procedure and the closing of offices in 2021 (see Note 24).
(2) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see Notes 1.3 and 2.3).